Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Key Management Personnel Compensation
Key management personnel are deemed to be the members of the Pearson Executive Management team. It is this committee which had responsibility for planning, directing and controlling the activities of the Group in 2021. Key management personnel compensation is disclosed below:

All figures in £ millions	2021	2020
Short-term employee benefits	6	6
Retirement benefits	1	1
Share-based payment costs	8	6

Total	15	13